OTHER EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2014
OTHER EXPENSES (INCOME), NET [Abstract]
OTHER EXPENSES (INCOME), NET

NOTE     OTHER EXPENSES (INCOME), NET
17:-

	Year ended December 31,
	2014	2013	2012

Impairment of intangibles assets (see also Note 9)	$1,705	$323	$3,370
Impairment of goodwill (see also Note 2m)	1,185	-	450
Changes in the fair value contingent consideration	(3,012)	1,209	(1,836)
Impairment of investment in an affiliated company (*)	-	1,000	200
Gain from loss of control (**)	-	(7,273)	-
Changes in the fair value of Iluminage Beauty (***)	4,590	-	-
Other	-	118	105

Total	$4,468	$(4,623)	$2,289

(*)
On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under the terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash. On November 11, 2013, Juvenis' board of directors resolved that Juvenis should cease its operations due to lack of funds.  Refer to note 4 for further details.

(**)
On December 9, 2013, based on the fair value method, the Company recorded an investment in Iluminage Beauty of $24,720, which represented the fair value of Iluminage Beauty 's common stock held by the Company on the deconsolidation date and recorded a gain on deconsolidation of $7,273.

(***)	During 2014 the Company recorded a loss in the amount of $4,590 due to changes in the fair value of its investment in Iluminage Beauty. Refer to Notes 4 and 1b3 for further details.